Right-of-use assets - Schedule of quantitative information about right-of-use assets (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	¥ 73,564	¥ 51,658	¥ 51,658
Additions	27,900	13,500	59,200	¥ 23,200	¥ 6,600
Charge for the year			38,484	36,205	31,748
Ending	72,951		73,564	51,658
Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	67,728	48,224	48,224
Charge for the year			36,609	34,630	30,035
Ending			67,728	48,224
Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	5,836	3,434	3,434
Charge for the year			1,875	1,575	1,713
Ending			5,836	3,434
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	156,951	158,801	158,801	140,980
Additions			63,647	23,271
Derecognition			(65,797)	(6,035)
Effect of movement in exchange rates			300	585
Ending			156,951	158,801	140,980
Cost | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	148,788	150,067	150,067	132,246
Additions			59,159	23,271
Derecognition			(60,738)	(6,035)
Effect of movement in exchange rates			300	585
Ending			148,788	150,067	132,246
Cost | Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	8,163	8,734	8,734	8,734
Additions			4,488	0
Derecognition			(5,059)	0
Effect of movement in exchange rates			0	0
Ending			8,163	8,734	8,734
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	(83,387)	(107,143)	(107,143)	(76,570)
Derecognition			62,379	6,035
Effect of movement in exchange rates			(139)	(403)
Charge for the year			(38,484)	(36,205)
Ending			(83,387)	(107,143)	(76,570)
Accumulated depreciation | Property
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	(81,060)	(101,843)	(101,843)	(72,845)
Derecognition			57,531	6,035
Effect of movement in exchange rates			(139)	(403)
Charge for the year			(36,609)	(34,630)
Ending			(81,060)	(101,843)	(72,845)
Accumulated depreciation | Motor vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning	¥ (2,327)	¥ (5,300)	(5,300)	(3,725)
Derecognition			4,848	0
Effect of movement in exchange rates			0	0
Charge for the year			(1,875)	(1,575)
Ending			¥ (2,327)	¥ (5,300)	¥ (3,725)